LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Liabilities In Respect Of Government Grant [Abstract]
Schedule of Liabilities in Respect of Government Grants
	2025	2024

Balance on January 1,	$4,650	$4,814
Grants received (*)	106	177
Royalties paid	(461)	(298)
Amounts recorded in profit or loss	(1,166)	(43)

Balance on December 31,	$3,129	$4,650

(*) Excludes amounts received under the EU Horizon grant programs, totaling $209 in 2024 and $215 thousand in 2025.